Exhibit 99.1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

CLASS A-1	36161YAA2	0.23000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-2	36161YAB0	0.47000%	151,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-3	36161YAC8	0.60000%	180,500,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-4	36161YAD6	0.78000%	65,790,000.00	0.00	0.00	0.00	0.00	0.00
CLASS B	36161YAE4	1.16000%	12,300,000.00	11,185,762.79	11,185,762.79	10,812.90	11,196,575.69	0.00
TOTALS			541,590,000.00	11,185,762.79	11,185,762.79	10,812.90	11,196,575.69	0.00

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

CLASS A-1	36161YAA2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-2	36161YAB0	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-3	36161YAC8	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-4	36161YAD6	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS B	36161YAE4	909.4116089	909.4116089	0.8790976	910.2907065	0.0000000
TOTALS		20.6535623	20.6535623	0.0199651	20.6735274	0.0000000

Factor Information per $1,000 of Original Face Value – Fees
Servicing Fee	0.0598584
Servicer Advances	0.0000000
Administration Fees	0.0004616

Authorized Signatory

1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	3,657,013.72

(2)	Interest Payments Received on Loans	191,880.75

(3)	Payments Received on Leases	3,276,663.47

(4)	Recoveries	957.45

(5)	Purchase Amount of Receivables and related equipment that became Purchased Receivables in the current Collection Period pursuant to Section 2.4 or Section 7.2(b) of the Receivables Purchase and Sale Agreement	106,450,000.00

(6)	Investment Earnings	3,992.70

(7)	Servicer Advances	0.00

(8)	Available Amounts	113,580,508.09

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	113,580,508.09

2

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		113,580,508.09

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	32,418.69
	Total amount due	32,418.69
	Total amount paid	32,418.69
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		32,418.69

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		32,418.69

	Total funds in the Note Distribution Account available for distribution		113,548,089.40

3

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	0.00

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	10,812.90

6.	Principal Payments on the Notes
	(i) Class A Note Principal	0.00
	(ii) Class B Note Principal	11,185,762.79

7.	50% of Excess Spread Amount as Principal on Notes	0.00

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	102,350,738.71

4

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Interest Payment Amounts

CLASS A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-3 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-4 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS B Interest Payment Amount

Interest Payment Due	10,812.90
Interest Due Paid	10,812.90
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Principal Payment Amounts

CLASS A-1 Principal Payment Amount
CLASS A-1 Principal Due	0.00
CLASS A-1 Principal Paid	0.00
CLASS A-1 Reallocated Principal Paid	0.00
CLASS A-1 Turbo Principal Paid	0.00
CLASS A-1 Total Principal Payment Amount		0.00

CLASS A-2 Principal Payment Amount
CLASS A-2 Principal Due	0.00
CLASS A-2 Principal Paid	0.00
CLASS A-2 Reallocated Principal Paid	0.00
CLASS A-2 Turbo Principal Paid	0.00
CLASS A-2 Total Principal Payment Amount		0.00

CLASS A-3 Principal Payment Amount
CLASS A-3 Principal Due	0.00
CLASS A-3 Principal Paid	0.00
CLASS A-3 Reallocated Principal Paid	0.00
CLASS A-3 Turbo Principal Paid	0.00
CLASS A-3 Total Principal Payment Amount		0.00

CLASS A-4 Principal Payment Amount
CLASS A-4 Principal Due	0.00
CLASS A-4 Principal Paid	0.00
CLASS A-4 Reallocated Principal Paid	0.00
CLASS A-4 Turbo Principal Paid	0.00
CLASS A-4 Total Principal Payment Amount		0.00

CLASS B Principal Payment Amount
CLASS B Principal Due	11,185,762.79
CLASS B Principal Paid	11,185,762.79

CLASS B Turbo Principal Paid	0.00
CLASS B Total Principal Payment Amount		11,185,762.79

6

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		7,609,135.26	N/A	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	608,730,821.17

Required Reserve Account Amount		11,185,762.79	N/A	1.84%

Opening Reserve Account Balance		12,174,616.42	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		12,174,616.42	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		12,174,616.42	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of  2,947.81 have been deposited into Collections

7

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Collateral Activity

Beginning Aggregate Receivable Value	111,149,782.72	Overcollateralization:
Principal Collections on Loans	3,657,013.72	Ending Aggregate Receivable Value	0.00
Lease Value Payments	2,544,304.75	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	200,430.12	Ending Overcollateralization Amount	0.00
Total Repurchased Contracts Pursuant to Clean up Call	104,498,972.60
Adjustments	249,061.53
Ending Aggregate Receivable Balance	0.00

Residual Realization

Current Month		Cumulative
Book Residual	836,424.36	Book Residual	15,841,530.65
Residual Realization	871,326.28	Residual Realization	18,301,511.82
Residual Realization Percentage	104.17%	Residual Realization Percentage	115.53%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	12,997,733.61	317,139.04	13,314,872.65	2.1873%

Charge-offs	6,087,500.82	199,237.90	6,286,738.72	1.0328%

Recoveries	199,021.54	957.45	199,978.99	0.0329%

8

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Historical Detail

Aging Summary

Payment		31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

	0		0		0		0		0		0		0
03/22/2016
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

	18		24		7		1		1		5		56
02/22/2016
		444,488.68		410,597.34		112,861.81		6,232.92		702,784.91		264,122.64		1,941,088.30

	36		2		2		3		0		6		49
01/22/2016
		954,163.09		14,984.02		25,689.66		753,474.24		0.00		278,383.34		2,026,694.35

	25		12		0		0		1		8		46
12/22/2015
		708,790.83		945,632.03		0.00		0.00		6,587.40		315,652.31		1,976,662.57

	27		2		2		3		2		8		44
11/23/2015
		1,421,557.97		11,462.27		20,332.97		15,296.62		89,482.30		238,557.59		1,796,689.72

	59		2		3		5		1		9		79
10/22/2015
		1,770,504.06		19,543.12		34,090.11		28,443.76		81,916.25		289,378.37		2,223,875.67

	15		10		12		2		8		7		54
09/22/2015
		325,423.23		556,070.89		182,304.88		120,530.13		251,729.12		118,984.49		1,555,042.74

	35		7		6		7		6		5		66
08/24/2015
		870,804.34		114,575.83		333,493.14		104,870.38		114,097.04		72,924.55		1,610,765.28

	47		13		6		15		2		10		93
07/22/2015
		1,450,447.67		570,940.69		122,949.95		261,878.28		12,723.08		179,547.36		2,598,487.03

	46		12		21		6		3		12		100
06/22/2015
		1,102,042.98		186,999.43		506,258.75		41,367.14		22,118.80		194,832.54		2,053,619.64

	61		12		15		12		2		7		109
05/22/2015
		1,376,154.47		166,496.78		383,646.22		162,251.43		27,881.52		285,755.94		2,402,186.36

	59		22		14		3		2		7		107
04/22/2015
		1,699,200.29		515,923.89		174,010.65		101,466.50		78,117.64		259,633.84		2,828,352.81

9

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Historical Detail

Performance Data

Payment	Defaulted	Charge-offs	Recoveries	Repurchased	Aggregate	Ending	Lifetime
Date	Receivables			Amounts	Receivable Value	Overcollateralization	CPR

03/22/2016	13,314,872.65	6,286,738.72	199,978.99	123,642.29	0.00	0.00	6.74%

02/22/2016	12,997,733.61	6,087,500.82	199,021.54	123,642.29	111,149,782.72	99,964,019.93	6.76%

01/22/2016	12,997,733.61	6,088,100.82	197,613.76	123,642.29	116,873,350.39	99,667,944.65	7.12%

12/22/2015	12,951,967.85	6,070,835.06	195,210.98	123,642.29	123,667,133.00	99,260,037.98	7.46%

11/23/2015	12,938,488.64	6,056,182.37	194,308.20	123,642.29	131,789,979.90	98,866,189.86	7.26%

10/22/2015	12,882,386.58	5,988,962.97	184,968.42	123,642.29	139,491,438.78	98,486,445.78	7.29%

09/22/2015	12,822,502.62	5,937,044.01	184,065.64	123,642.29	147,758,887.41	97,860,636.06	7.27%

08/24/2015	12,741,120.60	5,924,500.42	161,446.34	123,642.29	156,103,064.39	97,422,985.15	7.14%

07/22/2015	12,729,488.51	5,908,599.27	159,432.54	123,642.29	167,498,660.95	96,982,670.79	6.79%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Purchase and Sale Agreement	09/30/2012	V8739603001	12,445.75

	09/30/2012	V8728091004	51,231.05

	09/30/2012	V8736554001	18,948.62

	01/31/2015	V8723380002	41,016.87

Cumulative Repurchase Amount			123,642.29

11

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2012-1

March 22, 2016

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	-
1 to 30 Past Due	-	-	-
31 to 60 Past Due	-	-	-
61 to 90 Days Delinquent	-	-	-
91 to 120 Days Delinquent	-	-	-
121 to 150 Days Delinquent	-	-	-
151 to 180 Days Delinquent	-	-	-
181 Days Plus Delinquent	-	-	-

Asset Aging Detail	Page 1 of 3	3/28/2016

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2012-1

March 22, 2016

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	6,562,318.15	137
Net Charge Offs	6,286,738.75	137
Recoveries	199,978.99	22
Net Loss	6,086,759.76	137
Defaulted Receivable Balance	13,314,872.65	140

Current Period:
Gross Charge Offs	200,430.12	4
Net Charge Offs	199,237.90	4
Recoveries	957.45	2
Defaulted Receivable Balance	317,139.04	4

Average Aggregate Receivable Value:	315,834,357.13	7,784
Aggregate Net Loss Ratio:	1.93%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	46,873.70	49.29%
Average Net Charge Off	45,888.60	48.25%
Average Recovery	1,428.42	1.50%
Average Net Loss	44,428.90	46.72%

Average Receivable Value at the time of Loss or Default	95,106.23

Asset Loss and Recovery Detail	Page 2 of 3	3/28/2016

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	3/28/2016